OPERATING LEASE OBLIGATIONS: (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Minimum future rentals under the terms of noncancelable operating leases
2012	$ 18.3
2013	13.2
2014	9.5
2015	6.8
2016	5.2
Thereafter	9.3
Total	62.3
Rent expense under all operating leases	$ 29.0	$ 28.4	$ 27.9